UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/13 - 06/30/14


Item 1. Proxy Voting Record


================ WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND ================


The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage C&B Large Cap Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 19, 2014).


================ WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND =================


The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage International Growth Portfolio and Wells Fargo Advantage International Value Portfolio. Voting records for the master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 19, 2014).


================== WELLS FARGO ADVANTAGE EMERGING GROWTH FUND ==================


The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Emerging Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 19, 2014).


======================= WELLS FARGO ADVANTAGE INDEX FUND =======================


The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Index Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing
Date: August 19, 2014).


================ WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND ================


The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage International Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 19, 2014).


=============== WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND ================


The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Small Company Growth Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 19, 2014).


================ WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND ================


The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Wells Fargo Advantage Small Company Value Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 19, 2014).


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

BY: /S/ C. DAVID MESSMAN
NAME: C. DAVID MESSMAN
TITLE: SECRETARY
DATE: August 19, 2014